Average Annual Total Returns - FIMMFunds-Class1ComboPRO - FIMMFunds-Class1ComboPRO - Fidelity Investments Money Market Tax-Exempt Portfolio - Fidelity Investments Money Market Tax Exempt Portfolio - Class I - Return Before Taxes
May 30, 2024
Average Annual Return:
Past 1 year	3.20%
Past 5 years	1.21%
Past 10 years	0.85%